Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 177,093	$ 26,188	$ 21,494
Receivables, net of allowance for doubtful accounts	232,176	254,930	235,576
Prepaid lease and contract expenses			80,684
Other current assets	34,968	29,051	25,915
Total current assets	444,237	310,169	363,669
Property, plant and equipment	3,666,749	3,660,311	3,525,725
Less accumulated depreciation and amortization	(2,346,274)	(2,311,196)	(2,230,677)
Net property, plant and equipment	1,320,475	1,349,115	1,295,048
Operating lease right of use assets	1,292,917	1,320,779
Goodwill	1,912,161	1,912,274	1,919,386
Intangible assets, net	955,196	992,244	915,453
Other assets	56,595	56,574	51,085
Total assets	5,981,581	5,941,155	4,544,641
Current liabilities:
Trade accounts payable	11,928	14,974	21,246
Current maturities of long-term debt, net of deferred financing costs	9,120	226,514	204,120
Current operating lease liabilities	173,835	196,841
Accrued expenses	73,071	107,225	122,467
Deferred income	125,908	127,254	107,202
Total current liabilities	393,862	672,808	455,035
Long-term debt, net of deferred financing costs	3,146,779	2,753,604	2,684,568
Operating lease liabilities	1,054,140	1,068,181
Deferred income tax liabilities	4,406	5,713	20,734
Asset retirement obligation	224,945	226,137	222,989
Other liabilities	34,078	34,406	29,531
Total liabilities	4,858,210	4,760,849	3,412,857
Stockholders' equity:
Additional paid-in capital	1,955,612	1,922,222	1,852,421
Accumulated comprehensive (loss) income	(173)	685	12
Accumulated deficit	(787,751)	(708,408)	(695,337)
Cost of shares held in treasury	(44,418)	(34,294)	(25,412)
Stockholders' equity	1,123,371	1,180,306	1,131,784
Total liabilities and stockholders' equity	5,981,581	5,941,155	4,544,641
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Current assets:
Cash and cash equivalents	176,593	25,688	20,994
Receivables, net of allowance for doubtful accounts	232,176	254,930	235,576
Prepaid lease and contract expenses			80,684
Other current assets	34,968	29,051	25,915
Total current assets	443,737	309,669	363,169
Property, plant and equipment	3,666,749	3,660,311	3,525,725
Less accumulated depreciation and amortization	(2,346,274)	(2,311,196)	(2,230,677)
Net property, plant and equipment	1,320,475	1,349,115	1,295,048
Operating lease right of use assets	1,292,917	1,320,779
Goodwill	1,902,009	1,902,123	1,909,235
Intangible assets, net	954,729	991,776	914,984
Other assets	50,980	50,959	45,450
Total assets	5,964,847	5,924,421	4,527,886
Current liabilities:
Trade accounts payable	11,928	14,974	21,246
Current maturities of long-term debt, net of deferred financing costs	9,120	226,514	204,120
Current operating lease liabilities	173,835	196,841
Accrued expenses	66,701	101,266	117,300
Deferred income	125,908	127,254	107,202
Total current liabilities	387,492	666,849	449,868
Long-term debt, net of deferred financing costs	3,146,779	2,753,604	2,684,568
Operating lease liabilities	1,054,140	1,068,181
Deferred income tax liabilities	4,406	5,713	20,734
Asset retirement obligation	224,945	226,137	222,989
Other liabilities	34,078	34,406	29,531
Total liabilities	4,851,840	4,754,890	3,407,690
Stockholders' equity:
Common stock, value
Additional paid-in capital	3,026,120	2,992,729	2,922,907
Accumulated comprehensive (loss) income	(173)	685	12
Accumulated deficit	(1,912,940)	(1,823,883)	(1,802,723)
Stockholders' equity	1,113,007	1,169,531	1,120,196
Total liabilities and stockholders' equity	5,964,847	5,924,421	4,527,886
Series AA Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value
Common Class A [Member]
Stockholders' equity:
Common stock, value	87	87	86
Common Class B [Member]
Stockholders' equity:
Common stock, value	$ 14	$ 14	$ 14